Multisector Bond SMA Completion Portfolio
Third Quarter Report
May 31, 2026 (Unaudited)

Not FDIC or NCUA Insured	No Financial Institution Guarantee	May Lose Value

Portfolio of Investments
Multisector Bond SMA Completion Portfolio, May 31, 2026 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities

Asset-Backed Securities - Non-Agency 12.6%
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Affirm Master Trust(a)
Series 2025-1A Class A
02/15/2033	4.990%	969,000	974,231
Carlyle US CLO Ltd.(a),(b)
Series 2023-3A Class A1R
3-month Term SOFR + 1.230% Floor 1.230% 10/15/2038	4.903%	2,000,000	2,001,752
Carvana Auto Receivables Trust(a)
Series 2024-N2 Class A3
07/10/2028	5.710%	111,623	111,723
Cayuga Park CLO Ltd.(a),(b)
Series 2020-1A Class AR2
3-month Term SOFR + 1.200% Floor 1.200% 10/17/2038	4.880%	2,000,000	2,002,200
Greenacre Park CLO LLC(a),(b)
Series 2021-2A Class BR
3-month Term SOFR + 1.700% Floor 1.700% 07/20/2038	5.375%	880,000	881,390
GreenSky Home Improvement Issuer Trust(a)
Series 2024-2 Class A4
10/27/2059	5.150%	193,006	192,956
Madison Park Funding XLII Ltd.(a),(b)
Series 2013A Class BR2
3-month Term SOFR + 1.300% 11/21/2030	4.971%	700,000	699,974
Pagaya AI Debt Grantor Trust(a)
Series 2025-2 Class A2
10/15/2032	4.961%	422,396	422,705
Series 2025-R3 Class A
01/18/2033	4.841%	570,782	570,077
Series 2026-1 Class B
09/15/2033	5.370%	1,460,000	1,454,151
Pagaya AI Debt Trust(a)
Series 2025-4 Class A2
01/17/2033	5.373%	645,801	647,941
Pagaya Point of Sale Holdings Grantor Trust(a)
Series 2025-1 Class A
01/20/2034	5.715%	800,000	802,006
Rockland Park CLO Ltd.(a),(b)
Series 2021-1A Class BR
3-month Term SOFR + 1.650% Floor 1.650% 07/20/2038	5.325%	1,000,000	1,002,801
Asset-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate		Principal Amount ($)	Value ($)
Santander Drive Auto Receivables Trust
Series 2024-3 Class A3
01/16/2029	5.630%		84,088	84,212
SBNA Auto Lease Trust(a)
Series 2024-A Class A4
01/22/2029	5.240%		130,607	130,692
SoFi Consumer Loan Program Trust(a)
Series 2025-1 Class A
02/27/2034	4.800%		47,660	47,781
Truist Bank Auto Credit-Linked Notes(a)
Series 2025-1 Class B
09/26/2033	4.728%		671,916	671,713
Upgrade Master Pass-Thru Trust(a)
Series 2025-ST4 Class A
08/16/2032	5.495%		636,651	637,147
Series 2025-ST8 Class A
12/15/2033	4.618%		483,664	484,061
Total Asset-Backed Securities — Non-Agency (Cost $13,822,995)				13,819,513

Corporate Bonds & Notes 0.9%

Banking 0.1%
Bank of America Corp.(c)
09/15/2029	5.819%		130,000	133,461
Finance Companies 0.2%
Blackstone Private Credit Fund
05/15/2031	5.950%		204,000	201,452
Midstream 0.6%
Galaxy Pipeline Assets Bidco Ltd.(a)
03/31/2036	2.625%		700,000	612,501
Total Corporate Bonds & Notes (Cost $956,189)				947,414

Foreign Government Obligations(d),(e) 18.6%

Angola 0.7%
Angolan Government International Bond(a)
04/14/2032	8.750%		200,000	205,184
10/15/2035	9.875%		400,000	426,905
05/08/2048	9.375%		200,000	195,695
Total				827,784
Brazil 1.1%
Brazil Notas do Tesouro Nacional
01/01/2035	10.000%	BRL	5,000,000	842,264

Multisector Bond SMA Completion Portfolio  | 2026

Portfolio of Investments  (continued)
Multisector Bond SMA Completion Portfolio, May 31, 2026 (Unaudited)
Foreign Government Obligations(d),(e) (continued)
Issuer	Coupon Rate		Principal Amount ($)	Value ($)
Brazilian Government International Bond
01/07/2041	5.625%		200,000	184,660
01/12/2056	7.250%		200,000	200,282
Total				1,227,206
Chile 0.7%
Chile Government International Bond
05/07/2041	3.100%		500,000	381,787
Corp Nacional del Cobre de Chile(a)
01/26/2036	6.440%		200,000	212,420
01/30/2050	3.700%		200,000	137,745
Total				731,952
Colombia 1.1%
Colombia Government International Bond
01/30/2030	3.000%		200,000	180,385
02/02/2034	7.500%		800,000	831,515
09/18/2037	7.375%		200,000	203,850
Total				1,215,750
Dominican Republic 0.8%
Dominican Republic International Bond(a)
04/30/2044	7.450%		600,000	645,214
01/27/2045	6.850%		200,000	202,380
Total				847,594
Egypt 1.2%
Egypt Government International Bond(a)
04/16/2030	5.625%	EUR	200,000	231,530
01/31/2047	8.500%		200,000	189,986
02/16/2061	7.500%		1,100,000	920,908
Total				1,342,424
Ghana 0.3%
Ghana Government International Bond(a),(c)
07/03/2035	5.000%		400,000	374,080
Guatemala 0.8%
Guatemala Government Bond(a)
08/06/2031	6.050%		200,000	207,202
08/15/2036	6.250%		600,000	623,945
Total				831,147
Hungary 0.6%
Hungary Government International Bond(a)
09/22/2032	6.250%		400,000	424,250
09/23/2055	6.750%		200,000	214,380
Total				638,630
Foreign Government Obligations(d),(e) (continued)
Issuer	Coupon Rate		Principal Amount ($)	Value ($)
India 0.3%
Export-Import Bank of India(a)
01/15/2030	3.250%		200,000	190,438
Indian Railway Finance Corp., Ltd.(a)
02/10/2031	2.800%		200,000	182,658
Total				373,096
Indonesia 0.2%
PT Pertamina Persero(a)
02/09/2031	2.300%		200,000	177,727
Ivory Coast 1.2%
Ivory Coast Government International Bond(a)
01/30/2032	4.875%	EUR	200,000	229,169
06/15/2033	6.125%		600,000	596,197
01/30/2037	8.250%		500,000	551,938
Total				1,377,304
Kazakhstan 0.2%
KazMunayGas National Co. JSC(a)
04/24/2030	5.375%		200,000	203,104
Malaysia 0.2%
Petronas Capital Ltd.(a)
04/03/2055	5.848%		200,000	209,953
Mexico 2.7%
Mexico Government International Bond
03/22/2033	5.375%		600,000	587,181
05/07/2036	6.000%		200,000	199,428
01/29/2038	6.625%		200,000	204,788
Petroleos Mexicanos
01/28/2031	5.950%		268,000	264,405
06/15/2035	6.625%		891,000	858,221
02/12/2048	6.350%		200,000	161,999
01/23/2050	7.690%		750,000	687,148
Total				2,963,170
Nigeria 0.4%
Nigeria Government International Bond(a)
11/28/2047	7.625%		400,000	397,309
Oman 0.2%
Oman Government International Bond(a)
01/17/2048	6.750%		200,000	218,644
Panama 0.2%
Panama Government International Bond
01/19/2033	3.298%		200,000	178,149
Multisector Bond SMA Completion Portfolio  | 2026

Portfolio of Investments  (continued)
Multisector Bond SMA Completion Portfolio, May 31, 2026 (Unaudited)
Foreign Government Obligations(d),(e) (continued)
Issuer	Coupon Rate		Principal Amount ($)	Value ($)
Paraguay 0.2%
Paraguay Government International Bond(a)
08/11/2044	6.100%		200,000	201,778
Romania 1.2%
Romanian Government International Bond(a)
02/14/2031	3.000%		200,000	179,716
06/15/2048	5.125%		1,200,000	975,065
01/28/2050	3.375%	EUR	200,000	150,778
Total				1,305,559
Saudi Arabia 0.6%
Saudi Arabian Oil Co.(a)
11/24/2030	2.250%		800,000	716,690
South Africa 1.2%
Republic of South Africa Government Bond
03/31/2036	6.250%	ZAR	8,200,000	429,040
Republic of South Africa Government International Bond
09/30/2049	5.750%		800,000	676,511
04/20/2052	7.300%		200,000	200,242
Total				1,305,793
Turkey 2.0%
Turkey Government International Bond
05/11/2047	5.750%		700,000	551,011
Turkiye Government International Bond
02/12/2032	7.125%		1,600,000	1,632,710
Total				2,183,721
United Arab Emirates 0.5%
DP World Crescent Ltd.(a)
07/18/2029	3.875%		200,000	191,951
DP World Ltd.(a)
09/25/2048	5.625%		200,000	185,933
DP World PLC(a)
07/02/2037	6.850%		200,000	216,874
Total				594,758
Total Foreign Government Obligations (Cost $20,124,596)				20,443,322

Residential Mortgage-Backed Securities - Agency 46.9%

Fannie Mae REMICS(b)
CMO Series 2022-60A Class FA
30-day Average SOFR + 0.700% Floor 0.700%, Cap 6.000% 09/25/2052	4.312%		871,262	861,749
Residential Mortgage-Backed Securities - Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CMO Series 2024-95 Class HF
30-day Average SOFR + 1.400% Floor 1.400%, Cap 6.500% 12/25/2054	5.012%	698,979	706,767
CMO Series 2025-35 Class MB
30-day Average SOFR + 4.450% Cap 8.550% 05/25/2055	8.062%	335,530	343,987
CMO Series 2025-6 Class GF
30-day Average SOFR + 1.400% Floor 1.400%, Cap 6.500% 02/25/2055	5.012%	678,272	685,829
CMO Series 2025-86 Class FH
30-day Average SOFR + 0.850% Floor 0.850%, Cap 6.000% 09/25/2055	4.462%	921,511	918,793
Fannie Mae REMICS(b),(f)
CMO Series 2025-104A Class SC
-1.0 x 30-day Average SOFR + 5.550% Cap 5.550% 12/25/2055	1.938%	4,723,323	320,485
Freddie Mac REMICS(b)
CMO Series 5462 Class FA
30-day Average SOFR + 1.100% Floor 1.100%, Cap 6.500% 10/25/2054	4.712%	769,883	773,191
CMO Series 5548 Class F
30-day Average SOFR + 4.600% Cap 8.700% 06/25/2055	8.212%	364,101	372,046
Freddie Mac REMICS(b),(f)
CMO Series 5547 Class SE
-1.0 x 30-day Average SOFR + 5.100% Cap 5.100% 06/25/2055	1.488%	9,083,613	447,188
Government National Mortgage Association(b),(f)
CMO Series 2024-151 Class DS
-1.0 x 30-day Average SOFR + 5.330% Cap 5.330% 09/20/2054	1.705%	7,963,187	414,243
Uniform Mortgage-Backed Security TBA(g)
06/13/2054	4.000%	7,590,000	7,105,481
06/13/2054	4.500%	8,981,000	8,620,876
06/13/2054	5.500%	9,603,857	9,646,243
06/11/2056	3.500%	6,075,000	5,521,297
06/11/2056	5.000%	10,100,000	9,935,781

Multisector Bond SMA Completion Portfolio  | 2026

Portfolio of Investments  (continued)
Multisector Bond SMA Completion Portfolio, May 31, 2026 (Unaudited)
Residential Mortgage-Backed Securities - Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
06/11/2056	6.000%	4,874,478	4,977,184
Total Residential Mortgage-Backed Securities - Agency (Cost $51,701,611)			51,651,140

Residential Mortgage-Backed Securities - Non-Agency 7.5%

COLT Mortgage Loan Trust(a),(c)
CMO Series 2025-7 Class A2
06/25/2070	5.673%	663,049	664,698
EASY(a),(c)
CMO Series 2025-RTL1 Class A1
05/25/2040	6.456%	800,000	806,771
GITSIT Mortgage Loan Trust(a),(c)
CMO Series 2025-NPL2 Class A1
12/25/2055	5.425%	726,332	721,970
Homes Trust(a),(c)
CMO Series 2026-INV1 Class A1D
08/25/2060	5.077%	1,284,507	1,271,861
HTAP Issuer Trust(a)
CMO Series 2025-1 Class A
11/25/2042	6.500%	884,563	878,445
OBX Trust(a),(h)
CMO Series 2025-NQM13 Class A1
05/25/2065	5.441%	590,777	593,162
OBX Trust(a),(c)
CMO Series 2025-NQM4 Class A1
02/25/2055	5.400%	449,633	451,031
CMO Series 2025-NQM6 Class A1
03/25/2065	5.603%	487,946	490,784
PRPM Trust(a),(h)
CMO Series 2025-NQM3 Class A1
05/25/2070	5.606%	684,871	688,374
Splitero Trust(a)
CMO Series 2025-1 Class A1
12/25/2055	5.750%	800,000	787,409
Verus Securitization Trust(a),(c)
CMO Series 2025-2 Class A1
03/25/2070	5.307%	513,686	514,914
CMO Series 2026-4 Class A2
04/25/2071	5.323%	398,231	396,556
Total Residential Mortgage-Backed Securities - Non-Agency (Cost $8,276,338)			8,265,975

Senior Loans 22.1%
Borrower	Coupon Rate	Principal Amount ($)	Value ($)
Aerospace & Defense 0.5%
Karman Holdings, Inc.(b),(i)
Term Loan
3-month Term SOFR + 2.750% 04/01/2032	6.461%	242,158	243,471
Signature Aviation US Holdings, Inc.(b),(i)
Tranche B2 Term Loan
3-month Term SOFR + 2.500% Floor 0.500% 07/01/2031	6.155%	297,739	298,602
TransDigm, Inc.(b),(i)
Tranche N Term Loan
1-month Term SOFR + 2.500% 02/13/2033	6.120%	12,538	12,567
Total			554,640
Airlines 0.1%
AAdvantage Loyalty IP Ltd./American Airlines, Inc.(b),(i)
Term Loan
3-month Term SOFR + 2.750% 05/28/2032	6.425%	90,270	90,259
American Airlines, Inc.(b),(i),(j)
Tranche B Term Loan
3-month Term SOFR + 3.000% 05/20/2033		15,832	15,673
Total			105,932
Automotive 0.2%
Clarios Global LP(b),(i)
1st Lien Term Loan
1-month Term SOFR + 2.500% 05/06/2030	6.120%	243,393	243,661
Brokerage/Asset Managers/Exchanges 0.5%
Chicago US Midco III LP(b),(i),(j),(k)
Delayed Draw Term Loan
3-month Term SOFR + 2.500% 11/01/2032		15,240	15,248
Chicago US Midco III LP(b),(i)
Term Loan
1-month Term SOFR + 2.500% 11/01/2032	6.120%	102,617	102,668
Focus Financial Partners LLC(b),(i)
Tranche C Term Loan
1-month Term SOFR + 2.500% 09/15/2031	6.120%	36,854	36,206
Hudson River Trading LLC(b),(i)
Tranche B2 Term Loan
1-month Term SOFR + 2.500% 03/18/2030	6.103%	51,505	51,413
Multisector Bond SMA Completion Portfolio  | 2026

Portfolio of Investments  (continued)
Multisector Bond SMA Completion Portfolio, May 31, 2026 (Unaudited)
Senior Loans (continued)
Borrower	Coupon Rate	Principal Amount ($)	Value ($)
Jefferies Finance LLC(b),(i)
Term Loan
1-month Term SOFR + 2.750% 10/21/2031	6.375%	235,047	234,024
Osaic Holdings, Inc.(b),(i)
Tranche B1 Term Loan
3-month Term SOFR + 2.500% 07/30/2032	6.200%	100,000	99,585
Total			539,144
Building Materials 0.6%
DG Investment Intermediate Holdings 2, Inc.(b),(i)
1st Lien Term Loan
1-month Term SOFR + 3.250% 07/09/2032	6.870%	39,556	39,605
Park River Holdings, Inc.(b),(i)
Term Loan
3-month Term SOFR + 4.500% 03/15/2031	8.192%	35,019	34,867
Quikrete Holdings, Inc.(b),(i)
Tranche B2 1st Lien Term Loan
1-month Term SOFR + 2.250% 03/19/2029	5.870%	298,477	298,722
Smyrna Ready Mix Concrete LLC(b),(i)
Term Loan
1-month Term SOFR + 3.000% 04/02/2029	6.620%	297,000	297,113
Total			670,307
Chemicals 0.8%
Chemours Co. (The)(b),(i)
Tranche B4 Term Loan
1-month Term SOFR + 3.500% 10/15/2032	7.120%	149,625	149,213
Ineos US Finance LLC(b),(i)
Term Loan
1-month Term SOFR + 3.000% 02/07/2031	6.620%	148,866	140,129
Lummus Technology Holdings V LLC(b),(i)
Tranche B Term Loan
1-month Term SOFR + 2.500% 12/31/2029	6.120%	297,002	293,373
Olympus Water US Holding Corp.(b),(i)
Tranche B6 Term Loan
3-month Term SOFR + 3.000% 06/20/2031	6.700%	298,489	297,495
Total			880,210
Senior Loans (continued)
Borrower	Coupon Rate	Principal Amount ($)	Value ($)
Construction Machinery 0.1%
Engineered Machinery Holdings, Inc.(b),(i)
Term Loan
3-month Term SOFR + 3.250% 11/26/2032	6.950%	59,531	59,844
Consumer Cyclical Services 1.2%
BCPE Empire Holdings, Inc.(b),(i)
1st Lien Term Loan
1-month Term SOFR + 3.500% 12/29/2032	7.120%	52,812	52,516
Corporation Service Co.(b),(i)
Tranche B Term Loan
1-month Term SOFR + 2.000% Floor 0.500% 11/02/2029	5.620%	187,113	187,067
Cushman & Wakefield US Borrower LLC(b),(i)
Term Loan
1-month Term SOFR + 2.750% 01/31/2030	6.370%	200,000	201,000
Frontdoor, Inc.(b),(i)
Tranche B Term Loan
1-month Term SOFR + 2.250% 12/19/2031	5.870%	198,992	199,655
GBT US III LLC(b),(i)
Tranche B2 Term Loan
3-month Term SOFR + 2.000% 07/25/2031	5.667%	296,993	296,975
OMNIA Partners LLC(b),(i)
Tranche B Term Loan
3-month Term SOFR + 2.750% 12/31/2032	6.433%	199,000	199,696
Raven Acquisition Holdings LLC(b),(i),(j),(k)
Delayed Draw Term Loan
3-month Term SOFR + 3.000% 11/19/2031	3.000%	10,071	10,001
Raven Acquisition Holdings LLC(b),(i)
Term Loan
1-month Term SOFR + 3.000% 11/19/2031	6.620%	139,577	138,618
Total			1,285,528
Consumer Products 0.4%
Bombardier Recreational Products, Inc.(b),(i)
Term Loan
1-month Term SOFR + 2.250% 01/22/2031	5.870%	296,994	296,724

Multisector Bond SMA Completion Portfolio  | 2026

Portfolio of Investments  (continued)
Multisector Bond SMA Completion Portfolio, May 31, 2026 (Unaudited)
Senior Loans (continued)
Borrower	Coupon Rate	Principal Amount ($)	Value ($)
Lavender Dutch BorrowCo BV(b),(i)
Tranche B Term Loan
3-month Term SOFR + 3.250% 12/30/2032	6.950%	90,844	90,276
Total			387,000
Diversified Manufacturing 1.1%
Columbus McKinnon Corp.(b),(i)
Term Loan
3-month Term SOFR + 3.500% 02/03/2033	7.200%	63,219	63,298
CompoSecure Holdings LLC(b),(i)
Term Loan
1-month Term SOFR + 2.250% 01/14/2033	5.875%	17,241	17,169
EMRLD Borrower LP(b),(i)
Term Loan
3-month Term SOFR + 2.250% 08/04/2031	5.950%	297,002	296,910
Madison IAQ LLC(b),(i)
Term Loan
6-month Term SOFR + 1.750% 05/06/2032	5.470%	249,388	249,657
Resilience Parent LLC(b),(i)
1st Lien Term Loan
6-month Term SOFR + 2.500% 02/28/2033	6.126%	38,973	39,063
Tiger Acquisition LLC(b),(i)
Term Loan
1-month Term SOFR + 2.500% 08/23/2032	6.108%	248,747	249,232
TK Elevator Midco GmbH(b),(i)
Tranche B Term Loan
6-month Term SOFR + 2.750% 04/30/2030	6.377%	297,011	299,331
Total			1,214,660
Electric 1.1%
Astoria Project Partners LLC/Energy LLC(b),(i)
Tranche B Term Loan
3-month Term SOFR + 2.250% 06/23/2032	5.898%	271,215	271,741
Bayonne Energy Center LLC(b),(i)
Tranche B Term Loan
3-month Term SOFR + 3.000% 10/01/2032	6.700%	124,518	124,441
Carroll County Energy LLC(b),(i)
Term Loan
3-month Term SOFR + 2.750% 06/30/2031	6.450%	190,596	191,038
Senior Loans (continued)
Borrower	Coupon Rate	Principal Amount ($)	Value ($)
Clean Energy Future-Trumbull LLC(b),(i)
Tranche B Term Loan
3-month Term SOFR + 3.000% 04/29/2033	6.669%	14,747	14,775
CPV Fairview LLC(b),(i)
Tranche B Term Loan
3-month Term SOFR + 2.500% 08/14/2031	6.200%	65,578	65,598
CPV Three Rivers LLC(b),(i)
Tranche B Term Loan
3-month Term SOFR + 2.750% 04/15/2033	6.423%	18,645	18,668
EFS Cogen Holdings I LLC(b),(i)
Tranche B Term Loan
3-month Term SOFR + 2.500% 10/03/2031	6.150%	134,142	134,449
Invenergy Thermal Operating I LLC(b),(i)
Tranche B Term Loan
3-month Term SOFR + 2.750% 05/17/2032	6.380%	23,671	23,750
Tranche C Term Loan
3-month Term SOFR + 2.750% 05/17/2032	6.380%	1,539	1,545
New Frontera Holdings LLC(b),(i),(l)
2nd Lien Term Loan
3-month Term SOFR + 1.500% Floor 1.000% 07/28/2028	5.461%	150,000	147,375
South Field Energy LLC(b),(i)
Tranche B Term Loan
3-month Term SOFR + 3.000% 08/29/2031	6.700%	181,330	181,707
Tranche C Term Loan
3-month Term SOFR + 3.000% 08/29/2031	6.700%	11,339	11,363
Total			1,186,450
Environmental 0.2%
Tidal Waste & Recycling Holdings LLC(b),(i)
Term Loan
3-month Term SOFR + 2.750% 10/24/2031	6.450%	198,995	199,173
Finance Companies 0.2%
Neptune BidCo US, Inc.(b),(i)
Tranche B 1st Lien Term Loan
3-month Term SOFR + 5.000% 02/03/2033	8.769%	206,740	204,219
Multisector Bond SMA Completion Portfolio  | 2026

Portfolio of Investments  (continued)
Multisector Bond SMA Completion Portfolio, May 31, 2026 (Unaudited)
Senior Loans (continued)
Borrower	Coupon Rate	Principal Amount ($)	Value ($)
Snacking Investments Bidco Pty Ltd.(b),(i)
Term Loan
3-month Term SOFR + 3.000% 10/29/2032	6.663%	42,750	42,759
Total			246,978
Food and Beverage 1.0%
CHG PPC Parent LLC(b),(i)
1st Lien Term Loan
1-month Term SOFR + 3.000% Floor 0.500% 12/08/2028	6.735%	198,950	199,199
Froneri International Ltd.(b),(i)
Tranche B6 1st Lien Term Loan
6-month Term SOFR + 2.500% 09/30/2032	6.127%	249,375	247,595
Golden State Foods LLC(b),(i)
Term Loan
3-month Term SOFR + 3.500% 12/04/2031	7.200%	297,739	298,736
Primo Brands Corp.(b),(i)
1st Lien Term Loan
3-month Term SOFR + 2.750% Floor 0.500% 03/31/2031	6.450%	77,243	77,686
Sazerac Co., Inc.(b),(i)
Tranche B2 Term Loan
1-month Term SOFR + 1.500% 07/09/2032	5.138%	299,250	298,813
Treehouse Foods, Inc.(b),(i)
Term Loan
1-month Term SOFR + 4.250% 02/11/2033	7.870%	27,549	27,675
Total			1,149,704
Gaming 0.9%
Caesars Entertainment, Inc.(b),(i)
Tranche B Term Loan
1-month Term SOFR + 2.250% Floor 0.500% 02/06/2030	5.870%	199,384	193,403
Tranche B1 Term Loan
1-month Term SOFR + 2.250% Floor 0.500% 02/06/2031	5.870%	248,731	240,025
Fertitta Entertainment LLC(b),(i)
Tranche B Term Loan
1-month Term SOFR + 3.250% Floor 0.500% 01/27/2029	6.870%	296,907	295,714
Senior Loans (continued)
Borrower	Coupon Rate	Principal Amount ($)	Value ($)
Jack Ohio Finance LLC(b),(i)
Term Loan
1-month Term SOFR + 4.000% 02/02/2032	7.620%	198,995	196,508
Pioneer Opco LLC(b),(i),(j)
Tranche B Term Loan
1-month Term SOFR + 3.250% 05/15/2033		56,360	57,322
Total			982,972
Health Care 0.8%
Hologic, Inc.(b),(i)
Tranche B 1st Lien Term Loan
3-month Term SOFR + 2.250% 04/07/2033	5.924%	61,226	60,583
Paradigm Parent LLC(b),(i)
Term Loan
3-month Term SOFR + 4.500% 04/16/2032	8.200%	248,999	209,090
Southern Veterinary Partners LLC(b),(i)
1st Lien Term Loan
3-month Term SOFR + 2.500% 12/04/2031	6.156%	297,754	297,867
Star Parent, Inc.(b),(i)
Tranche B Term Loan
3-month Term SOFR + 4.000% 09/27/2030	7.700%	249,364	249,718
US Fertility Enterprises LLC(b),(i),(j),(k)
Delayed Draw Term Loan
3-month Term SOFR + 1.750% 12/30/2032	1.750%	5,666	5,693
US Fertility Enterprises LLC(b),(i)
Term Loan
1-month Term SOFR + 3.500% 12/30/2032	7.120%	37,398	37,575
Total			860,526
Home Construction 0.1%
Salas O’Brien, Inc.(b),(i),(j),(k)
Delayed Draw Term Loan
3-month Term SOFR + 1.375% 01/31/2033	1.375%	1,882	1,880
Salas O’Brien, Inc.(b),(i)
Term Loan
1-month Term SOFR + 2.750% 01/31/2033	6.370%	14,585	14,566
Tecta America Corp.(b),(i)
Term Loan
1-month Term SOFR + 2.750% 02/18/2032	6.370%	135,030	135,495
Total			151,941

Multisector Bond SMA Completion Portfolio  | 2026

Portfolio of Investments  (continued)
Multisector Bond SMA Completion Portfolio, May 31, 2026 (Unaudited)
Senior Loans (continued)
Borrower	Coupon Rate	Principal Amount ($)	Value ($)
Leisure 0.5%
Alterra Mountain Co.(b),(i)
Tranche B8 Term Loan
1-month Term SOFR + 2.500% 05/31/2030	6.120%	58,117	58,190
Tranche B9 Term Loan
1-month Term SOFR + 2.500% 08/17/2028	6.120%	239,651	239,876
Arcis Golf LLC(b),(i)
Term Loan
1-month Term SOFR + 2.750% Floor 0.500% 11/24/2028	6.370%	199,061	199,210
Bulldog Purchaser, Inc.(b),(i)
1st Lien Term Loan
3-month Term SOFR + 3.250% 02/04/2033	6.913%	88,158	88,379
Total			585,655
Lodging 0.1%
Travel + Leisure Co.(b),(i)
Term Loan
1-month Term SOFR + 2.000% 12/14/2029	5.620%	149,244	148,877
Media and Entertainment 0.3%
Creative Artists Agency LLC(b),(i)
Term Loan
1-month Term SOFR + 2.500% 10/01/2031	6.120%	110,353	110,616
NEP Group, Inc.(b),(i)
Term Loan
1-month Term SOFR + 4.500% 10/17/2031	8.120%	122,086	111,906
Oak-Eagle Acquireco, Inc.(b),(i),(j)
Tranche B Term Loan
3-month Term SOFR + 3.500% 03/24/2033		102,683	102,995
Total			325,517
Midstream 0.3%
AL GCX Holdings LLC(b),(i)
Term Loan
1-month Term SOFR + 2.250% 12/17/2032	5.893%	24,314	24,336
ITT Holdings LLC(b),(i)
Term Loan
1-month Term SOFR + 1.975% 10/11/2030	5.595%	296,998	296,478
Senior Loans (continued)
Borrower	Coupon Rate	Principal Amount ($)	Value ($)
Pelican Pipeline LLC(b),(i)
Term Loan
3-month Term SOFR + 2.750% 03/25/2033	6.466%	27,788	27,892
Total			348,706
Other Financial Institutions 1.6%
Apex Group Treasury LLC(b),(i)
Term Loan
3-month Term SOFR + 3.500% 02/27/2032	7.153%	297,744	277,200
BCP VI Summit Holdings LP(b),(i)
Term Loan
1-month Term SOFR + 3.000% 01/30/2032	6.649%	3,624	3,632
Chrysaor Bidco SARL(b),(i)
Tranche B1 Term Loan
3-month Term SOFR + 3.250% 10/30/2031	6.919%	297,114	298,053
Citco Funding LLC(b),(i)
Term Loan
3-month Term SOFR + 2.000% 01/30/2033	5.663%	28,156	28,199
Emerald 2 Ltd.(b),(i)
Tranche B1 1st Lien Term Loan
3-month Term SOFR + 3.250% 01/12/2032	6.950%	116,047	116,047
EP Wealth Advisors LLC(b),(i)
Term Loan
3-month Term SOFR + 2.500% 10/18/2032	6.116%	200,000	200,584
FinCo I LLC(b),(i)
Term Loan
1-month Term SOFR + 1.750% 06/27/2029	5.370%	297,752	297,168
Hunter Douglas Holding BV(b),(i)
Tranche B1 Term Loan
3-month Term SOFR + 3.000% 01/17/2032	6.700%	296,993	296,375
Kestra Advisor Services Holdings A, Inc.(b),(i),(j)
Term Loan
1-month Term SOFR + 2.750% 03/22/2031	6.370%	40,199	39,948
Mariner Wealth Advisers LLC(b),(i)
Term Loan
3-month Term SOFR + 2.250% 12/31/2030	5.950%	25,744	25,809
Multisector Bond SMA Completion Portfolio  | 2026

Portfolio of Investments  (continued)
Multisector Bond SMA Completion Portfolio, May 31, 2026 (Unaudited)
Senior Loans (continued)
Borrower	Coupon Rate	Principal Amount ($)	Value ($)
Mermaid Bidco, Inc.(b),(i)
Tranche B Term Loan
3-month Term SOFR + 3.250% 07/03/2031	6.908%	198,987	196,396
Total			1,779,411
Other Industry 0.7%
Artera Services LLC(b),(i)
Tranche C 1st Lien Term Loan
1-month Term SOFR + 4.500% 02/15/2031	8.120%	198,985	174,609
Bach Finance Ltd.(b),(i)
1st Lien Term Loan
3-month Term SOFR + 2.250% 01/09/2032	5.916%	24,360	24,260
Chariot Buyer LLC(b),(i)
1st Lien Term Loan
1-month Term SOFR + 3.000% 09/08/2032	6.370%	198,997	199,093
Dayforce Bidco LLC(b),(i)
Term Loan
3-month Term SOFR + 3.000% 02/04/2033	6.663%	150,153	142,799
LSF12 Helix Parent LLC(b),(i)
Term Loan
1-month Term SOFR + 3.500% 02/10/2033	7.120%	61,498	61,083
Pinnacle Buyer LLC(b),(i),(j),(k)
Tranche B Delayed Draw Term Loan
3-month Term SOFR + 2.500% 10/01/2032		24,194	24,287
Pinnacle Buyer LLC(b),(i)
Tranche B Term Loan
3-month Term SOFR + 2.500% 10/01/2032	6.182%	125,492	125,980
Total			752,111
Packaging 0.6%
Clydesdale Acquisition Holdings, Inc.(b),(i)
Tranche B 1st Lien Term Loan
1-month Term SOFR + 3.175% Floor 0.500% 04/13/2029	6.795%	250,000	243,438
Owens-Brockway Glass Container, Inc.(b),(i)
Tranche B1 Term Loan
1-month Term SOFR + 3.000% 09/30/2032	6.620%	96,187	95,255
ProAmpac PG Borrower LLC(b),(i)
1st Lien Term Loan
3-month Term SOFR + 4.000% 03/07/2033	7.664%	73,447	71,840
Senior Loans (continued)
Borrower	Coupon Rate	Principal Amount ($)	Value ($)
Sword Purchaser LLC(b),(i)
Term Loan
1-month Term SOFR + 4.000% 04/09/2033	7.620%	48,426	47,167
Tosca Services LLC(b),(i)
Tranche B Term Loan
3-month Term SOFR + 4.250% 11/30/2028	8.050%	202,577	190,507
Total			648,207
Paper 0.2%
Verde Purchaser LLC(b),(i)
Term Loan
3-month Term SOFR + 4.000% 11/30/2030	7.700%	249,367	238,949
Pharmaceuticals 0.3%
Alkermes, Inc.(b),(i)
Tranche B Term Loan
1-month Term SOFR + 2.750% 08/12/2031	6.418%	14,710	14,824
Dechra Pharmaceuticals Holdings Ltd.(b),(i)
Tranche B3 Term Loan
6-month Term SOFR + 2.750% 01/27/2032	6.387%	297,750	298,441
Grifols International Services Designated Activity Co.(b),(i)
Tranche B Term Loan
6-month Term SOFR + 2.500% 04/14/2033	6.187%	70,717	71,042
Total			384,307
Property & Casualty 0.9%
Alliant Holdings Intermediate LLC(b),(i),(j)
Term Loan
1-month Term SOFR + 2.500% 09/19/2031	6.120%	318,395	317,086
AmWINS Group, Inc.(b),(i)
Term Loan
1-month Term SOFR + 2.000% 01/30/2032	5.620%	198,992	198,509
Broadstreet Partners Group LLC(b),(i)
Tranche B Term Loan
1-month Term SOFR + 2.500% 06/13/2031	6.120%	186,912	184,342
Sedgwick Claims Management Services, Inc./Lightning Cayman Merger Sub Ltd.(b),(i)
Term Loan
1-month Term SOFR + 2.500% 07/31/2031	6.120%	297,002	296,631
Total			996,568

Multisector Bond SMA Completion Portfolio  | 2026

Portfolio of Investments  (continued)
Multisector Bond SMA Completion Portfolio, May 31, 2026 (Unaudited)
Senior Loans (continued)
Borrower	Coupon Rate	Principal Amount ($)	Value ($)
Restaurants 0.2%
Flynn Restaurant Group LP(b),(i)
1st Lien Term Loan
1-month Term SOFR + 3.750% 01/28/2032	7.370%	44,218	43,512
IRB Holding Corp.(b),(i)
Tranche B Term Loan
1-month Term SOFR + 2.500% 12/15/2030	6.108%	147,653	147,936
Total			191,448
Retailers 1.0%
Beach Acquisition Bidco LLC(b),(i)
Tranche B1 Term Loan
1-month Term SOFR + 2.750% 09/12/2032	6.382%	299,250	300,447
Harbor Freight Tools USA, Inc.(b),(i)
Term Loan
1-month Term SOFR + 2.250% 06/11/2031	5.870%	286,371	285,655
LS Group Opco Acquisition LLC/PropCo(b),(i)
Tranche B1 Term Loan
3-month Term SOFR + 2.500% 04/23/2031	6.166%	198,995	198,084
Mavis Tire Express Services Topco Corp.(b),(i)
1st Lien Term Loan
6-month Term SOFR + 3.000% 05/04/2028	6.669%	297,000	296,727
Total			1,080,913
Technology 5.3%
Ahead DB Holdings LLC(b),(i)
Tranche B5 1st Lien Term Loan
3-month Term SOFR + 2.500% Floor 0.750% 02/01/2031	6.200%	249,104	248,576
Applied Systems, Inc.(b),(i)
Tranche B1 1st Lien Term Loan
3-month Term SOFR + 2.250% 02/24/2031	5.950%	198,998	197,101
Ascend Learning LLC(b),(i)
Term Loan
1-month Term SOFR + 3.000% Floor 0.500% 12/11/2028	6.620%	297,000	292,800
BCPE Pequod Buyer, Inc.(b),(i)
Term Loan
1-month Term SOFR + 2.750% 11/25/2031	6.370%	200,000	198,464
Senior Loans (continued)
Borrower	Coupon Rate	Principal Amount ($)	Value ($)
Calabrio, Inc.(b),(i)
Term Loan
3-month Term SOFR + 4.000% 11/26/2032	7.666%	122,727	95,114
Clearwater Analytics LLC(b),(i)
Term Loan
1-month Term SOFR + 2.000% 04/21/2032	5.584%	199,000	198,751
Cloud Software Group, Inc.(b),(i)
Tranche B2 Term Loan
3-month Term SOFR + 3.250% 03/21/2031	6.950%	297,750	279,429
CoreLogic, Inc.(b),(i)
1st Lien Term Loan
1-month Term SOFR + 3.500% Floor 0.500% 06/02/2028	7.235%	296,891	293,922
Cotiviti, Inc.(b),(i)
Term Loan
1-month Term SOFR + 2.750% 05/01/2031	6.399%	645,217	604,356
Darktrace Finco US LLC(b),(i)
1st Lien Term Loan
3-month Term SOFR + 3.250% 10/09/2031	6.927%	297,000	283,296
Ellucian Holdings, Inc.(b),(i)
1st Lien Term Loan
1-month Term SOFR + 2.500% 10/09/2029	6.120%	148,872	146,949
Fortress Intermediate 3, Inc.(b),(i),(l)
Tranche B Term Loan
1-month Term SOFR + 3.000% 06/27/2031	6.638%	298,500	295,515
Icon Parent I, Inc.(b),(i)
1st Lien Term Loan
3-month Term SOFR + 2.750% 11/13/2031	6.437%	149,624	142,870
IGT Holding IV AB(b),(i)
Tranche B7 Term Loan
3-month Term SOFR + 3.000% 09/01/2031	6.700%	177,493	176,015
ION Platform Finance US, Inc.(b),(i)
Term Loan
3-month Term SOFR + 3.750% 10/07/2032	7.450%	123,214	95,837
McAfee Corp.(b),(i)
Tranche B1 Term Loan
1-month Term SOFR + 3.000% 03/01/2029	6.620%	249,369	226,035
Multisector Bond SMA Completion Portfolio  | 2026

Portfolio of Investments  (continued)
Multisector Bond SMA Completion Portfolio, May 31, 2026 (Unaudited)
Senior Loans (continued)
Borrower	Coupon Rate	Principal Amount ($)	Value ($)
Mitchell International, Inc.(b),(i)
1st Lien Term Loan
1-month Term SOFR + 3.000% Floor 0.500% 06/17/2031	6.620%	296,994	292,911
Nielsen Consumer, Inc.(b),(i)
Term Loan
1-month Term SOFR + 2.250% 10/31/2030	5.870%	297,006	295,521
Peraton Corp.(b),(i)
Tranche B 1st Lien Term Loan
3-month Term SOFR + 3.750% Floor 0.750% 02/01/2028	7.513%	60,708	53,921
Ping Identity Holding Corp.(b),(i)
Term Loan
1-month Term SOFR + 2.750% 11/15/2032	6.381%	96,154	94,892
Project Boost Purchaser LLC(b),(i)
1st Lien Term Loan
3-month Term SOFR + 2.750% 07/16/2031	6.450%	249,372	246,282
Proofpoint, Inc.(b),(i)
Tranche B 1st Lien Term Loan
3-month Term SOFR + 3.000% 08/31/2028	6.700%	250,000	243,898
Shift4 Payments LLC(b),(i)
1st Lien Term Loan
3-month Term SOFR + 2.000% 07/03/2032	5.677%	299,250	299,250
UKG, Inc.(b),(i)
1st Lien Term Loan
3-month Term SOFR + 2.250% 02/10/2031	5.913%	249,374	240,698
VS Buyer LLC(b),(i)
Term Loan
3-month Term SOFR + 2.250% 04/12/2031	5.913%	166,083	160,685
Xplor T1 LLC(b),(i)
Term Loan
3-month Term SOFR + 3.500% 12/01/2032	7.167%	103,327	98,936
Total			5,802,024
Tobacco 0.0%
Savor Acquisition, Inc.(b),(i)
Term Loan
3-month Term SOFR + 3.000% 02/19/2032	6.663%	37,312	37,391
Senior Loans (continued)
Borrower	Coupon Rate	Principal Amount ($)	Value ($)
Transportation Services 0.0%
Student Transportation of America Holdings, Inc.(b),(i)
Delayed Draw Term Loan
3-month Term SOFR + 1.750% 06/24/2032	6.364%	16,929	16,996
Tranche B Term Loan
3-month Term SOFR + 2.750% 06/24/2032	6.424%	22,448	22,537
Total			39,533
Wireless 0.3%
Crown Subsea Communications Holding, Inc.(b),(i)
Term Loan
1-month Term SOFR + 3.000% Floor 0.750% 01/30/2031	6.620%	299,244	300,953
Total Senior Loans (Cost $24,587,822)			24,379,240

U.S. Treasury Obligations 2.1%
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
U.S. Treasury
04/30/2027	3.750%	1,500,000	1,498,360
04/30/2030	3.875%	850,000	843,027
Total U.S. Treasury Obligations (Cost $2,354,963)			2,341,387

Call Option Contracts Purchased 0.0%
Value ($)
(Cost $95,850)	33,832

Money Market Funds 24.3%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 3.741%(m),(n)	26,805,836	26,795,114
Total Money Market Funds (Cost $26,794,986)		26,795,114
Total Investments in Securities (Cost: $148,715,350)		148,676,937
Other Assets & Liabilities, Net		(38,508,116)
Net Assets		110,168,821
At May 31, 2026, securities and/or cash totaling $6,176,727 were pledged as collateral.

Multisector Bond SMA Completion Portfolio  | 2026

Portfolio of Investments  (continued)
Multisector Bond SMA Completion Portfolio, May 31, 2026 (Unaudited)
Investments in derivatives
Long futures contracts
Description	Number of contracts	Expiration date	Trading currency	Notional amount	Value/Unrealized appreciation ($)	Value/Unrealized depreciation ($)
Euro-BTP	13	06/2026	EUR	1,547,130	11,191	—
Euro-Schatz	365	06/2026	EUR	38,695,475	41,874	—
Long Gilt	39	09/2026	GBP	3,460,860	115,709	—
U.S. Treasury 10-Year Note	65	09/2026	USD	7,138,828	62,331	—
U.S. Treasury Ultra Bond	109	09/2026	USD	12,470,281	216,622	—
Total					447,727	—

Short futures contracts
Description	Number of contracts	Expiration date	Trading currency	Notional amount	Value/Unrealized appreciation ($)	Value/Unrealized depreciation ($)
Euro-Bund	(40)	06/2026	EUR	(5,059,600)	—	(100,810)
U.S. Treasury 2-Year Note	(442)	09/2026	USD	(91,300,625)	—	(172,981)
U.S. Treasury 5-Year Note	(386)	09/2026	USD	(41,383,422)	—	(238,196)
Total					—	(511,987)

Call option contracts purchased
Description	Counterparty	Trading currency	Notional amount	Number of contracts	Exercise price/Rate	Expiration date	Cost ($)	Value ($)
5-Year OTC interest rate swap with Citi to receive exercise rate and pay SOFR	Citi	USD	15,000,000	15,000,000	3.40	10/15/2026	95,850	33,832

Cleared credit default swap contracts - sell protection
Reference entity	Counterparty	Maturity date	Receive fixed rate (%)	Payment frequency	Implied credit spread (%)*	Notional currency	Notional amount	Value ($)	Upfront payments ($)	Upfront receipts ($)	Unrealized appreciation ($)	Unrealized depreciation ($)
CDX Emerging Markets Index, Series 45	Morgan Stanley	06/20/2031	1.000	Quarterly	1.507	USD	2,050,000	44,782	—	—	44,782	—
CDX North America High Yield Index, Series 46	Morgan Stanley	06/20/2031	5.000	Quarterly	3.021	USD	67,433,850	3,695,645	—	—	3,695,645	—
Total								3,740,427	—	—	3,740,427	—
* Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate or sovereign issues as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.
Notes to Portfolio of Investments
(a)
Represents privately placed and other securities and instruments exempt from Securities and Exchange Commission registration (collectively, private placements), such as Section 4(a)(2) and Rule 144A eligible securities, which are often sold only to qualified institutional buyers. At May 31, 2026, the total value of these securities amounted to $33,601,523, which represents 30.50% of total net assets.

(b)	Variable rate security. The interest rate shown was the current rate as of May 31, 2026.
(c)
Represents a variable rate security with a step coupon where the rate adjusts according to a schedule for a series of periods, typically lower for an initial period and then increasing to a higher coupon rate thereafter. The interest rate shown was the current rate as of May 31, 2026.

(d)	Principal amounts are denominated in United States Dollars unless otherwise noted.
(e)	Principal and interest may not be guaranteed by a governmental entity.
(f)	Represents interest only securities which have the right to receive the monthly interest payments on an underlying pool of mortgage loans.
(g)	Represents a security purchased on a when-issued basis.
(h)
Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. The interest rate shown was the current rate as of May 31, 2026.

Multisector Bond SMA Completion Portfolio  | 2026

Portfolio of Investments  (continued)
Multisector Bond SMA Completion Portfolio, May 31, 2026 (Unaudited)
Notes to Portfolio of Investments (continued)
(i)
The stated interest rate represents the weighted average interest rate at May 31, 2026 of contracts within the senior loan facility. Interest rates on contracts are primarily determined either weekly, monthly or quarterly by reference to the indicated base lending rate and spread and the reset period. Base lending rates may be subject to a floor or minimum rate. The interest rate for senior loans purchased on a when-issued or delayed delivery basis will be determined upon settlement, therefore no interest rate is disclosed. Senior loans often require prepayments from excess cash flows or permit the borrowers to repay at their election. The degree to which borrowers repay cannot be predicted with accuracy. As a result, remaining maturities of senior loans may be less than the stated maturities. Generally, the Fund is contractually obligated to receive approval from the agent bank and/or borrower prior to the disposition of a senior loan.

(j)	Represents a security purchased on a forward commitment basis.
(k)
At May 31, 2026, the Fund had unfunded senior loan commitments pursuant to the terms of the loan agreement. The Fund receives a stated coupon rate until the borrower draws on the loan commitment, at which time the rate will become the stated rate in the loan agreement.

Borrower	Unfunded Commitment ($)
Chicago US Midco III LP Delayed Draw Term Loan 11/01/2032	15,240.15
Pinnacle Buyer LLC Tranche B Delayed Draw Term Loan 10/01/2032	24,193.55
Raven Acquisition Holdings LLC Delayed Draw Term Loan 11/19/2031 3.000%	10,070.49
Salas O’Brien, Inc. Delayed Draw Term Loan 01/31/2033 1.375%	1,881.90
US Fertility Enterprises LLC Delayed Draw Term Loan 12/30/2032 1.750%	5,666.32

(l)	Valuation based on significant unobservable inputs.
(m)	The rate shown is the seven-day current annualized yield at May 31, 2026.
(n)
Under the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. The value of the holdings and transactions in these affiliated companies during the period ended May 31, 2026 are as follows:

Affiliated issuers	Beginning of period($)	Purchases($)	Sales($)	Net change in unrealized appreciation (depreciation)($)	End of period($)	Realized gain (loss)($)	Dividends($)	End of period shares
Columbia Short-Term Cash Fund, 3.741%
	24,331,843	45,035,655	(42,571,749)	(635)	26,795,114	204	723,159	26,805,836
Abbreviation Legend
CMO	Collateralized Mortgage Obligation
SOFR	Secured Overnight Financing Rate
TBA	To Be Announced
Currency Legend
BRL	Brazilian Real
EUR	Euro
GBP	British Pound
USD	US Dollar
ZAR	South African Rand
Investments are valued using policies described in the Notes to Financial Statements included within the most recent financial statements and additional information.

Multisector Bond SMA Completion Portfolio  | 2026

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3QT308_(07/26)